INCOME TAXES - Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
U.S. operations	$ (21.2)	$ 50.9	$ 67.3
Foreign operations	28.1	40.0	30.9
Income before income tax expense (benefit)	$ 6.9	$ 90.9	$ 98.2